Convertible Notes Payables - Schedule of Measurement Inputs (Details) - $ / shares				1 Months Ended	12 Months Ended
	Nov. 30, 2025	Jul. 12, 2025	Jun. 12, 2025	Sep. 03, 2025	Dec. 31, 2025
Schedule of Measurement Inputs [Line Items]
Stock Price (in Dollars per share)				$ 9.66
Volatility (in Dollars per share)				$ 65
Discount Rate				20.00%
Risk free rate of return				3.62%
Term to maturity (years)				1 year
Convertible Notes [Member]
Schedule of Measurement Inputs [Line Items]
Stock Price (in Dollars per share)	$ 5.92	$ 21.43	$ 10		$ 1.92
Volatility (in Dollars per share)	$ 60	$ 45	$ 45		$ 70
Discount Rate	20.00%	40.00%	40.00%		20.00%
Risk free rate of return	3.73%	4.32%	4.20%
Term to maturity (years)	1 year	4 months 24 days	1 month 13 days
Minimum [Member] | Convertible Notes [Member]
Schedule of Measurement Inputs [Line Items]
Risk free rate of return					3.48%
Term to maturity (years)					8 months 4 days
Maximum [Member] | Convertible Notes [Member]
Schedule of Measurement Inputs [Line Items]
Risk free rate of return					3.52%
Term to maturity (years)					10 months 13 days